Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$272,683	$171,977	$88,869
Rest of Europe	333,543	338,537	348,492
U.S.	582,250	471,700	393,957
Other	147,582	132,792	114,411
Total	$1,336,058	$1,115,006	$945,729

Distribution of Income from Operations, Including Restructuring and Other Items, by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$81,811	$9,659	$(34,703)
Rest of Europe	2,831	29,240	32,175
U.S.	29,472	21,036	24,874
Other	7,053	8,082	7,097
Total	$121,167	$68,017	$29,443

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$82,867	$11,733	$(33,139)
Rest of Europe	6,269	29,786	35,175
U.S.	33,564	23,687	30,127
Other	7,500	8,447	7,097
Total	$130,200	$73,653	$39,260

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2013	2012
	(in thousands)
Ireland	$103,868	$110,369
Rest of Europe	14,630	16,115
U.S.	33,947	32,400
Other	8,385	9,489
Total	$160,830	$168,373

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$19,826	$17,885	$15,192
Rest of Europe	6,595	7,211	7,057
U.S.	16,233	13,865	12,427
Other	3,860	3,862	4,006
Total	$46,514	$42,823	$38,682

Distribution of Total Assets by Geographical Area
f)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2013	2012
	(in thousands)
Ireland	$581,568	$476,159
Rest of Europe	321,661	236,305
U.S.	486,232	437,756
Other	52,999	51,888
Total	$1,442,460	$1,202,108

Distribution of Capital Expenditures by Geographical Area
g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$3,976	$12,406	$16,987
Rest of Europe	1,887	2,506	4,795
U.S.	20,842	13,389	10,222
Other	2,783	4,725	4,001
Total	$29,488	$33,026	$36,005

Clients Representing Company's Net Revenue
h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2013	2012	2011

Client A	26%	18%	*

Client B	10%	12%	13%

* Net revenue did not exceed 10%.

Distribution of Interest Income by Business Segment
i) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$355	$464	$762
Rest of Europe	501	661	364
U.S.	-	3	18
Other	130	23	50
Total	$986	$1,151	$1,194

Distribution of Tax Charge by Geographical Area
j) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$11,073	$1,216	$(3,475)
Rest of Europe	(7)	3,298	657
U.S.	5,072	3,669	4,656
Other	1,915	3,618	4,277
Total	$18,053	$11,801	$6,115